Equipment Loans Payable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Equipment Loan Payable [Line Items]
Equipment Loans Payable
	December 31,	December 31,
	2019	2018
Balance, opening	$2,035	$-
Recognition of equipment loan payable	-	2,431
Interest	110	90
Payments - principal and interest	(2,145)	(486)
	$-	$2,035
Non-current portion of loans payable	$-	$1,318
Current portion of loans payable	$-	$717

Equipment Financing
Disclosure Of Equipment Loan Payable [Line Items]
Equipment Loans Payable
	December 31,	December 31,
	2019	2018
Balance, opening	$2,500	$-
Recognition of equipment loan payable	-	2,500
Interest	171	-
Payments - principal and interest	(1,328)	-
	$1,343	$2,500
Non-current portion of loans payable	$729	$1,875
Current portion of loans payable	$614	$625